Variable Interest Entities - Schedule of Assets and Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 51,653	$ 26,926	$ 27,354
Inventories	37,844	36,476	34,529
Goodwill and intangibles, net	1,230	1,230	1,112
Total assets	394,014	326,228	248,298
Liabilities
Other long-term liabilities	10,333	5,749	5,717
Total liabilities	300,923	264,212	$ 188,754
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	33,083	26,844
Accounts receivable	141,039	136,098
Inventories	37,844	36,476
Prepaid expenses and other current assets	869	846
Goodwill and intangibles, net	180	180
Other receivables	36,294	28,139
Other assets	2,014	1,489
Total assets	251,323	230,072
Liabilities
Accounts payable	114,779	102,783
Accrued compensation and benefits	22,747	6,021
Accrued other	16,038	15,926
Other long-term liabilities	137	452
Due to AON LLC and subsidiaries, net	134,344	128,204
Total liabilities	$ 288,045	$ 253,386